ORDINARY SHARES - Public offerings (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Class A Ordinary Shares [Member] | Depositary Bank
Ordinary shares
Ordinary share issuance upon follow-on public offering, net of issuance costs	31,999,998	38,944,380